Financial Risk Management - Schedule of Company's Debt to Equity Ratio (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Instruments [Abstract]
Total liabilities	₩ 97,622	₩ 71,885	₩ 71,885
Total equity	₩ 75,552	₩ 43,998	₩ 43,998	₩ 30,647	₩ 30,137
Debt-to-equity ratio	129.00%	163.00%